UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Aristotle Fund, LP
Address:  80 Walden Lane
          Hollis Center, ME  04042

Form 13F File Number: 028-12711

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Sharon Higgins
Title:
Phone:    203-863-2319

Signature, Place, and Date of Signing:

/s/                              Greenwich, CT               04/28/08
--------------------------     -------------------        -------------
      [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  11

Form 13F Information Table Value Total:  $102,188
                                         -----------
                                         (thousands)

List of Other Included Managers:

NONE

COLUMN 1                      COLUMN 2 COLUMN 3    COLUMN 4    COLUMN 5            COLUMN 6   COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                              Title of                        Shares or  SH  PUT  Investment   Other         Voting Authority
Name of Issuer                 Class    Cusip       Value     PRN Amount PRN CALL Discretion  Managers  Sole   /   Shared   /   None
------------------------------------------------------------------------------------------------------------------------------------
Acxiom Corp                     COM    005125109 $17,686,300  1,490,000  SH          SOLE       N/A             1,490,000
American International Group    COM    026874107  $2,595,000     60,000  SH          SOLE       N/A                60,000
Autonation Inc.                 COM    05329W102     $74,850      5,000  SH          SOLE       N/A                 5,000
Fiserv Inc.                     COM    337738108 $12,984,300    270,000  SH          SOLE       N/A               270,000
Home Depot                      COM    437076102 $18,460,200    660,000  SH          SOLE       N/A               660,000
Microsoft Corp.                 COM    594918104 $19,724,100    695,000  SH          SOLE       N/A               695,000
Nalco Holdings Co               COM    62985Q101 $13,113,000    620,000  SH          SOLE       N/A               620,000
Oil States International Inc.   COM    678026105  $1,344,300     30,000  SH          SOLE       N/A                30,000
Petsmart Inc.                   COM    716768106  $3,679,200    180,000  SH          SOLE       N/A               180,000
Wright Express Corp             COM    98233Q105 $12,408,497    403,791  SH          SOLE       N/A               403,791
Zions Bancorp                   COM    989701107    $118,430      2,600  SH          SOLE       N/A                 2,600